Effective Tax Rate (Detail: Text Values)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Effective Tax Rate [Abstract]
Effective tax rate	28.00%	211.00%	29.00%	42.00%
German corporate tax rate, current			15.00%
German corporate tax rate, after German tax reforms			10.00%